NOTE 5 - PROPERTY AND EQUIPMENT (Quarterly Report [Member])	6 Months Ended
Jun. 30, 2013
Quarterly Report [Member]
NOTE 5 - PROPERTY AND EQUIPMENT

NOTE 5 - PROPERTY AND EQUIPMENT

The Company’s property and equipment consisted of the following at December 31, 2012 and 2011:

	2012	2011	Estimated Useful Life

Computer and Office Equipment	$33,868	$33,868	5 -7 years
Furniture and Fixtures	18,530	18,530	7 years
	52,398	52,398
Less: Accumulated Depreciation	(46,445)	(40,574)
	$5,953	$11,824

Depreciation expense for the years ended December 31, 2012 and 2011 was $5,871 and $1,399 respectively.